United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended:  9/30/04
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          October 11, 2004
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $217,962
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    6,080,000  256,092.00 X                                29,540   54,761  171,791
BERKLEY WR CORP          COM       084423102    8,304,000  196,946.00 X                                26,075   38,418  132,453
CARDINAL HEALTH          COM       14149Y108    7,441,000  169,993.00 X                                20,950   34,404  114,639
CHOICEPOINT              COM       170388102   15,413,000  361,380.00 X                                43,640   69,860  247,880
CINTAS CORP.             COM       172908105    8,383,000  199,391.00 X                                23,350   37,375  138,666
EXPRESS SCRIPTS          COM       302182100   35,410,000  541,924.00 X                                63,600  109,570  368,754
INTL SPEEDWAY CL A       COM       460335201   11,657,000  233,607.00 X                                27,650   49,560  156,397
IRON MOUNTAIN            COM       462846106    9,135,000  269,857.00 X                                33,257   53,517  183,083
KOHLS CORP               COM       500255104   11,874,000  246,395.00 X                                32,730   41,055  172,610
LAUREATE EDUCATION INC   COM       518613104    8,945,000  240,305.00 X                                31,850   45,160  163,295
LINCARE HOLDINGS         COM       532791100    4,210,000  141,671.00 X                                15,110   22,950  103,611
MOHAWK IND INC           COM       608190104   11,025,000  138,870.00 X                                20,250   27,165   91,455
NATL MEDICAL HLTH CARD   COM       636918302    4,706,000  225,160.00 X                                33,654   43,050  148,456
NAVIGATORS GROUP         COM       638904102   15,747,000  538,533.00 X                                48,830  129,073  360,630
PERFORMANCE FOOD GRP     COM       713755106    8,841,000  373,000.00 X                                48,590   77,300  247,110
STRAYER EDUCATION        COM       863236105   19,474,000  169,320.00 X                                19,065   33,726  116,529
WEIGHT WATCHERS INTL     COM       948626106    7,039,000  181,310.00 X                                22,340   36,700  122,270
WASHINGTON POST B        COM       939640108    5,799,000    6,304.00 X                                 1,058    1,133    4,113
ZEBRA TECHNOLOGIES       COM       989207105   13,449,000  220,424.00 X                                26,578   43,235  150,611
LARGE CAP VALUE INDEX    MF        464287408    1,138,000   19,759.00 X                                         11,959    7,800
S&P 500 INDEX            MF        464287200    1,747,000   15,625.00 X                                          6,025    9,600
S&P MIDCAP 400 INDEX     MF        464287507    1,485,000   12,489.00 X                                          7,964    4,525
TWEEDY BROWN GLBL VAL    MF        901165100      427,000   19,563.00 X                                         15,259    4,304
SPDR UNIT TR             MF        78462F103      233,000    2,076.00 X                                          2,076
TOTAL COMMON STOCK                             212,932,000
TOTAL MUTUAL FUNDS                               5,030,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                               217,962,000

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